Victory Portfolios III

Victory Core Plus Intermediate Bond Fund

(the “Fund”)

Supplement dated October 1, 2024,

to the Summary Prospectus and Prospectus dated September 1, 2024

After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the Prospectus. The existing portfolio management team will assume the responsibilities of managing the Fund.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory High Income Fund

(the “Fund”)

Supplement dated October 1, 2024,

to the Summary Prospectus and Prospectus dated September 1, 2024

After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the Prospectus. The existing portfolio management team will assume the responsibilities of managing the Fund.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Income Fund

(the “Fund”)

Supplement dated October 1, 2024,

to the Summary Prospectus and Prospectus dated September 1, 2024

After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the Prospectus. The existing portfolio management team will assume the responsibilities of managing the Fund.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Short-Term Bond Fund

(the “Fund”)

Supplement dated October 1, 2024,

to the Summary Prospectus and Prospectus dated September 1, 2024

After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the Prospectus. The existing portfolio management team will assume the responsibilities of managing the Fund.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Cornerstone Conservative Fund	Victory Government Securities Fund
Victory Cornerstone Moderately Conservative Fund	Victory International Fund
Victory Cornerstone Moderate Fund	Victory Precious Metals and Minerals Fund
Victory Cornerstone Moderately Aggressive Fund	Victory Sustainable World Fund
Victory Cornerstone Aggressive Fund	Victory Treasury Money Market Trust
Victory Cornerstone Equity Fund	Victory Global Equity Income Fund
Victory Emerging Markets Fund	Victory Target Managed Allocation Fund
Victory Growth and Tax Strategy Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated July 1, 2024 (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios III (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	September 2018*	Director, Financial Reporting, Fund Administration
(October 1965)			(5/1/23-present); Director, Accounting and Finance, the
Adviser (7/1/19-4/30/23). Ms. Trevino also serves as
Treasurer of Victory Portfolios, Victory Portfolios II,
and Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-present);
(November 1981)	Laundering		Compliance Officer, the Adviser (7/1/19-3/31/23). Mr.
	Compliance		Rowse also serves as the Anti-Money Laundering
	Officer and		Compliance Officer and Identity Theft Officer for
	Identify Theft		Victory Portfolios, Victory Portfolios II, and Victory
	Officer		Variable Insurance Funds, and the Anti-Money
Laundering Compliance Officer for Victory Capital
Services, Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory California Bond Fund

Victory New York Bond Fund

Victory Virginia Bond Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated July 1, 2024 (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios III (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	September 2018*	Director, Financial Reporting, Fund Administration
(October 1965)			(5/1/23-present); Director, Accounting and Finance, the
Adviser (7/1/19-4/30/23). Ms. Trevino also serves as
Treasurer of Victory Portfolios, Victory Portfolios II,
and Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-present);
(November 1981)	Laundering		Compliance Officer, the Adviser (7/1/19-3/31/23). Mr.
	Compliance		Rowse also serves as the Anti-Money Laundering
	Officer and		Compliance Officer and Identity Theft Officer for
	Identify Theft		Victory Portfolios, Victory Portfolios II, and Victory
	Officer		Variable Insurance Funds, and the Anti-Money
Laundering Compliance Officer for Victory Capital
Services, Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Long-Term Fund

Victory Tax Exempt Intermediate-Term Fund

Victory Tax Exempt Short-Term Fund

Victory Tax Exempt Money Market Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated July 1, 2024 (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios III (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	September 2018*	Director, Financial Reporting, Fund Administration
(October 1965)			(5/1/23-present); Director, Accounting and Finance, the
Adviser (7/1/19-4/30/23). Ms. Trevino also serves as
Treasurer of Victory Portfolios, Victory Portfolios II,
and Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-present);
(November 1981)	Laundering		Compliance Officer, the Adviser (7/1/19-3/31/23). Mr.
	Compliance		Rowse also serves as the Anti-Money Laundering
	Officer and		Compliance Officer and Identity Theft Officer for
	Identify Theft		Victory Portfolios, Victory Portfolios II, and Victory
	Officer		Variable Insurance Funds, and the Anti-Money
Laundering Compliance Officer for Victory Capital
Services, Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Target Retirement Income Fund

Victory Target Retirement 2030 Fund

Victory Target Retirement 2040 Fund

Victory Target Retirement 2050 Fund

Victory Target Retirement 2060 Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated September 1, 2024 (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios III (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	September 2018*	Director, Financial Reporting, Fund Administration
(October 1965)			(5/1/23-present); Director, Accounting and Finance, the
Adviser (7/1/19-4/30/23). Ms. Trevino also serves as
Treasurer of Victory Portfolios, Victory Portfolios II,
and Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-present);
(November 1981)	Laundering		Compliance Officer, the Adviser (7/1/19-3/31/23). Mr.
	Compliance		Rowse also serves as the Anti-Money Laundering
	Officer and		Compliance Officer and Identity Theft Officer for
	Identify Theft		Victory Portfolios, Victory Portfolios II, and Victory
	Officer		Variable Insurance Funds, and the Anti-Money
Laundering Compliance Officer for Victory Capital
Services, Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III
Victory Aggressive Growth Fund	Victory Science & Technology Fund
Victory Capital Growth Fund	Victory Short-Term Bond Fund
Victory Growth Fund	Victory Small Cap Stock Fund
Victory Growth & Income Fund	Victory Value Fund
Victory Income Fund	Victory Extended Market Index Fund
Victory Income Stock Fund	Victory 500 Index Fund
Victory Core Plus Intermediate Bond Fund	Victory Nasdaq-100 Index Fund
Victory High Income Fund	Victory Global Managed Volatility Fund
Victory Money Market Fund	Victory Ultra Short-Term Bond Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated September 1, 2024 (“SAI”)

1.Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios III (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	September 2018*	Director, Financial Reporting, Fund Administration
(October 1965)			(5/1/23-present); Director, Accounting and Finance, the
Adviser (7/1/19-4/30/23). Ms. Trevino also serves as
Treasurer of Victory Portfolios, Victory Portfolios II,
and Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-present);
(November 1981)	Laundering		Compliance Officer, the Adviser (7/1/19-3/31/23). Mr.
	Compliance		Rowse also serves as the Anti-Money Laundering
	Officer and		Compliance Officer and Identity Theft Officer for
	Identify Theft		Victory Portfolios, Victory Portfolios II, and Victory
	Officer		Variable Insurance Funds, and the Anti-Money
Laundering Compliance Officer for Victory Capital
Services, Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

2.After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the SAI.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.